Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable
Accounts payable consist of the following (in USD thousands):

	As of December 31,
	2025	2024
Trade payables	5,315	1,932
Employee related payables	2,840	2,630
VAT, sales, and other taxes	805	658
Total	$8,960	$5,220